Investments in related parties, textuals 2 (Details) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired		$ 0	$ 3,000	$ 0
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01	$ 0.01
Investments and Other Noncurrent Assets		$ 3,263	$ 3,249
Diana Containerships Inc [Member]
Schedule of Investments [Line Items]
Investments and Other Noncurrent Assets		$ 3,000	$ 3,000
Diana Containerships Inc [Member] | Nonredeemable Preferred Stock [Member]
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Investments Acquired	$ 3,000
Stock Issued During Period Shares New Issues | shares	100
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Preferred Stock Voting Rights	Each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Diana Containerships.
Diana Containerships Inc [Member] | Nonredeemable Preferred Stock [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	49.00%
Preferred Stock Number Of Voting Rights	250,000